Cost Analysis	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cost Analysis
4.  Cost Analysis

Continuing operations

	2020 $m	2019 $m	2018 $m
Cost of sales analysis
Raw materials and goods for resale	5,757	5,840	5,973
Employment costs (note 7)	3,871	3,880	3,726
Energy conversion costs	1,268	1,464	1,444
Repairs and maintenance	1,103	1,097	1,042
Depreciation, amortisation and impairment (i)	1,621	1,370	1,109
Change in inventory	63	(70)	(210)
Other production expenses (primarily sub-contractor costs)	4,742	5,278	5,307
Total	18,425	18,859	18,391

Operating costs analysis
Selling and distribution costs	4,454	4,547	4,515
Administrative expenses	2,445	1,933	2,097
Total	6,899	6,480	6,612

(i)	Depreciation, amortisation and impairment analysis

	Cost of sales			Operating costs			Total
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Depreciation and depletion (note 15, 22)	1,367	1,364	1,066	257	249	151	1,624	1,613	1,217
Amortisation of intangible assets (note 16)	-	-	-	70	64	70	70	64	70
Impairment of property, plant and equipment (note 15, 22) (ii)	254	6	43	9	2	-	263	8	43
Impairment of intangible assets (note 16) (ii)	-	-	-	410	-	23	410	-	23
Total	1,621	1,370	1,109	746	315	244	2,367	1,685	1,353

(ii)
Total impairment charges for year ended 31 December 2020, including a charge of $154 million related to equity accounted investments as detailed in note 11, amounted to $827 million (2019: $8 million; 2018: $66 million).